Employee Benefit Plans (Defined Benefit Pension Plans) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Pension Payout Program, Voluntary Lump-Sum Value	$ 50,000
Defined Benefit Plan, Settlements, Benefit Obligation	311,000,000
Defined Benefit Plan, Settlements, Benefit Obligation following year	147,000,000
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits	23.00%
Other Comprehensive Loss (Income), Pension and Other Postretirement Benefit Plans, Net Unamortized Loss (Gain) Arising During Period, before Tax	(4,362,000,000)		3,987,000,000		(1,542,000,000)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	(5,000,000)		(225,000,000)		211,000,000
Defined Contribution Plan, Cost Recognized	330,000,000		335,000,000		256,000,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	29.9
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	14.2
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	34,261,000,000		22,142,000,000
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value	1,600,000,000
Defined Benefit Plan, Accumulated Benefit Obligation	36,900,000,000		31,900,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	31,355,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	32,738,000,000		31,355,000,000
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(6,683,000,000)		(3,444,000,000)
Projected Benefit Obligation Reduction Due To Plan Change						623,000,000
Reduction in projected benefit obligation due to plan change in 2012 related to Goodrich acquisition					204,000,000
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	416,000,000		906,000,000		689,000,000
Discontinued Operations Defined Benefit Plan Recognized Net Gain Loss Due to Settlements and Curtailments			(24,000,000)
Range of Growth Seeking Assets in Company's Overall Investment Strategy	55% to 65%
Range of Income Generating Assets in Company's Overall Investment Strategy	35% to 45%
Percentage Of Enhanced Equity Assets In Global Equity Portfolio	10.00%
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge	35% to 45%
Defined Benefit Plan Common Stock Funded Percentage	3.00%		0.00%
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	350,000,000
Domestic Defined Benefit Plan Cash Contributions By Employer	200,000,000		0
Foreign Defined Benefit Plan Cash Contributions By Employer	317,000,000		108,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	33,495,000,000		21,475,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	28,478,000,000		19,884,000,000
Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	7,575,000,000		7,527,000,000
Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	20,573,000,000		19,301,000,000
Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	3,935,000,000		3,710,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	4,147,000,000		3,935,000,000
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	303,000,000		215,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	34,000,000		145,000,000
Defined Benefit Plan Purchases Sales And Settlements	(125,000,000)		(135,000,000)
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	6,571,000,000		6,841,000,000
Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	6,569,000,000		6,840,000,000
Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,000,000		1,000,000
Global Equities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		0
Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	5,431,000,000	[1]	4,881,000,000	[1]
Global Equity Commingled Funds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[1]	0	[1]
Global Equity Commingled Funds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	5,431,000,000	[1]	4,881,000,000	[1]
Global Equity Commingled Funds [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[1]	0	[1]
Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	3,008,000,000	[2]	3,002,000,000	[2]
Enhanced Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	292,000,000	[2]	261,000,000	[2]
Enhanced Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,191,000,000	[2]	2,241,000,000	[2]
Enhanced Global Equities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	500,000,000	[2]	447,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	525,000,000	[2]	500,000,000	[2]
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	35,000,000		0
Defined Benefit Plan Actual Return On Plan Assets Still Held	(23,000,000)		50,000,000
Defined Benefit Plan Purchases Sales And Settlements	13,000,000		3,000,000
Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,400,000,000	[3]	1,339,000,000	[3]
Private Equity Funds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[3]	0	[3]
Private Equity Funds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[3]	0	[3]
Private Equity Funds [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,339,000,000	[3]	1,202,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,400,000,000	[3]	1,339,000,000	[3]
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	257,000,000		195,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	(23,000,000)		(9,000,000)
Defined Benefit Plan Purchases Sales And Settlements	(173,000,000)		(49,000,000)
US Treasury And Government [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,641,000,000		1,731,000,000
US Treasury And Government [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	509,000,000		424,000,000
US Treasury And Government [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,132,000,000		1,307,000,000
US Treasury And Government [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		0
Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	9,503,000,000		8,757,000,000
Corporate Debt Securities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	4,000,000		0
Corporate Debt Securities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	9,190,000,000		8,461,000,000
Corporate Debt Securities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	296,000,000		276,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	309,000,000		296,000,000
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	0		0
Defined Benefit Plan Actual Return On Plan Assets Still Held	1,000,000		2,000,000
Defined Benefit Plan Purchases Sales And Settlements	12,000,000		18,000,000
Asset Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	124,000,000	[4]	80,000,000	[4]
Asset Backed Securities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[4]	0	[4]
Asset Backed Securities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	124,000,000	[4]	80,000,000	[4]
Asset Backed Securities [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[4]	0	[4]
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,925,000,000	[5]	1,813,000,000	[5]
Real Estate [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[5]	0	[5]
Real Estate [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	12,000,000	[5]	13,000,000	[5]
Real Estate [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,800,000,000	[5]	1,785,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,913,000,000	[5]	1,800,000,000	[5]
Defined Benefit Plan Actual Return On Plan Assets Sold During Period	11,000,000		20,000,000
Defined Benefit Plan Actual Return On Plan Assets Still Held	79,000,000		102,000,000
Defined Benefit Plan Purchases Sales And Settlements	23,000,000		(107,000,000)
Other Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,244,000,000	[6]	2,110,000,000	[6]
Other Pension Plan Assets [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[6]	0	[6]
Other Pension Plan Assets [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,244,000,000	[6]	2,110,000,000	[6]
Other Pension Plan Assets [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[6]	0	[6]
Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	448,000,000	[7]	209,000,000	[7]
Cash And Cash Equivalents [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	201,000,000	[7]	2,000,000	[7]
Cash And Cash Equivalents [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	247,000,000	[7]	207,000,000	[7]
Cash And Cash Equivalents [Member] | Unobservable inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	[7]	0	[7]
Other Assets And Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	443,000,000	[8]	592,000,000	[8]
Pension Plan Assets Leveled [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	32,295,000,000		30,763,000,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Loss (Income), Pension and Other Postretirement Benefit Plans, Net Unamortized Loss (Gain) Arising During Period, before Tax	4,353,000,000
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	5,000,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.80%		4.70%
Defined Benefit Plan, Funded Status of Plan	(5,115,000,000)		(1,671,000,000)
Beginning Balance, Benefit Obligation	33,026,000,000		35,708,000,000
Defined Benefit Plan, Service Cost	487,000,000		569,000,000		500,000,000
Defined Benefit Plan, Interest Cost	1,517,000,000		1,373,000,000		1,331,000,000
Defined Benefit Plan, Benefit Obligation, Other	(519,000,000)		(167,000,000)
Defined Benefit Plan, Actuarial Gain (Loss)	5,277,000,000		(3,027,000,000)
Defined Benefit Plan, Actuarial Loss (Gain)	1,100,000,000
Defined Benefit Plan, Benefits Paid	(1,939,000,000)		(1,601,000,000)
Defined Benefit Plan, Net Settlements Curtailments Benefit Obligation	(1,000,000)		(53,000,000)
Defined Benefit Plan Plan Amendments	5,000,000		224,000,000
Ending Balance, Benefit Obligation	37,853,000,000		33,026,000,000		35,708,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	31,355,000,000		29,928,000,000
Defined Benefit Plan Actual Return On Plan Assets	3,140,000,000		3,019,000,000
Contributions to Defined Benefit Plans	615,000,000		236,000,000
Defined Benefit Plan, Plan Assets, Benefits Paid	(1,939,000,000)		(1,601,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Other	(433,000,000)		(227,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	32,738,000,000		31,355,000,000		29,928,000,000
Defined Benefit Plan Assets For Plan Benefits Noncurrent	681,000,000		768,000,000
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(104,000,000)		(74,000,000)
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(5,692,000,000)		(2,365,000,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(5,115,000,000)		(1,671,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Loss (Gain) Arising During Period, before Tax	9,068,000,000		5,261,000,000
Other Comprehensive Income Defined Benefit Plan Net Prior Service (Credit) Cost Arising During Period Before Tax	(27,000,000)		(37,000,000)
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	75.00%
Defined Benefit Plan, Expected Return on Plan Assets	(2,215,000,000)		(2,107,000,000)		(1,944,000,000)
Defined Benefit Plan Amortization Of Prior Service Cost Credit	(8,000,000)		(34,000,000)		(24,000,000)
Defined Benefit Plan Amortization Of Transition Obligations Assets	0		0		1,000,000
Defined Benefit Plan Amortization Of Gains Losses	429,000,000		954,000,000		722,000,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	13,000,000		1,000,000		77,000,000
Defined Benefit Plan, Net Periodic Benefit Cost	223,000,000		756,000,000		663,000,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(429,000,000)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	8,000,000
Other Comprehensive Income Defined Benefit Plans Other	(120,000,000)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	3,817,000,000
Defined Benefit Plan Future Amortization Of Net (Gains) Losses	888,000,000
Defined Benefit Plan Amortization Of Net Prior Service Cost Credit	(13,000,000)
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year	875,000,000
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate	4.70%		4.00%		4.60%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Rate Of Compensation Increase	4.20%		4.20%		4.30%
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Expected Long Term Return On Assets	7.60%		7.70%		7.70%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.20%		4.20%
Defined Benefit Domestic Plans, Estimated Future Employer Contributions in Next Fiscal Year	200,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	1,994,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	1,824,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	1,895,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	1,975,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	2,040,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	11,091,000,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive (Income) Loss, before Tax	9,041,000,000		5,224,000,000
Net Recognized In Net Periodic Benefit Cost And Other Comprehensive Income Loss	4,040,000,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Comprehensive Loss (Income), Pension and Other Postretirement Benefit Plans, Net Unamortized Loss (Gain) Arising During Period, before Tax	9,000,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.80%		4.40%
Defined Benefit Plan, Funded Status of Plan	(952,000,000)		(987,000,000)
Beginning Balance, Benefit Obligation	987,000,000		1,106,000,000
Defined Benefit Plan, Service Cost	3,000,000		3,000,000		3,000,000
Defined Benefit Plan, Interest Cost	41,000,000		38,000,000		37,000,000
Defined Benefit Plan, Benefit Obligation, Other	21,000,000		21,000,000
Defined Benefit Plan, Actuarial Gain (Loss)	7,000,000		(62,000,000)
Defined Benefit Plan, Benefits Paid	(107,000,000)		(119,000,000)
Ending Balance, Benefit Obligation	952,000,000		987,000,000		1,106,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	0		0
Contributions to Defined Benefit Plans	85,000,000		95,000,000
Defined Benefit Plan, Plan Assets, Benefits Paid	(107,000,000)		(119,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Other	22,000,000		24,000,000
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0		0		0
Pension And Other Postretirement Defined Benefit Plans Current Liabilities	(89,000,000)		(86,000,000)
Pension And Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(863,000,000)		(901,000,000)
Defined Benefit Plan Amounts Recognized In Balance Sheet	(952,000,000)		(987,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Loss (Gain) Arising During Period, before Tax	(113,000,000)		(124,000,000)
Other Comprehensive Income Defined Benefit Plan Net Prior Service (Credit) Cost Arising During Period Before Tax	(1,000,000)		1,000,000
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	88.00%
Projected Benefit Obligation Reduction Due To Plan Change					16,000,000
Defined Benefit Plan Amortization Of Prior Service Cost Credit	(1,000,000)		(10,000,000)		(4,000,000)
Defined Benefit Plan Amortization Of Gains Losses	(4,000,000)		(4,000,000)		(6,000,000)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments	0		0		(2,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost	39,000,000		27,000,000		28,000,000
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	4,000,000
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	1,000,000
Other Comprehensive Income Defined Benefit Plans Other	(1,000,000)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, before Tax	13,000,000
Defined Benefit Plan Future Amortization Of Net (Gains) Losses	(4,000,000)
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Discount Rate	4.40%		3.60%		4.20%
Defined Benefit Plan Health Care Cost Trend Rate Assumed For Next Fiscal Year	7.00%		7.50%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate	5.00%		5.00%
Defined Benefit Plan Year That Rate Reaches Ultimate Trend Rate	2019		2019
Defined Benefit Plan Effect Of One Percentage Point Increase On Service And Interest Cost Components	3,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components 1	(3,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	54,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation 1	(46,000,000)
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	89,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	86,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	81,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	75,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	69,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	281,000,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive (Income) Loss, before Tax	(112,000,000)		(125,000,000)
Net Recognized In Net Periodic Benefit Cost And Other Comprehensive Income Loss	$ 52,000,000

[1]	Represents commingled funds that invest primarily in common stocks.
[2]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
[3]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[4]	Represents mortgage and asset-backed securities.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.